Long-term loans (Tables)	12 Months Ended
Dec. 31, 2018
Long-term loans [abstract]
Long-term loans
	As at 31 December
	2018	2017
Loans from Huaneng Group and its subsidiaries (a)	4,724,753	7,427,183
Bank loans and other loans (b)	145,444,257	117,702,233

	150,169,010	125,129,416

Less: current portion of long-term loans	20,620,849	18,098,458

Total	129,548,161	107,030,958

Loans from Huaneng Group and its subsidiaries (a)
	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,596,000	3,596,000	469,200	3,126,800	4.28%-4.75%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	463,528	463,528	141,265	322,263	4.42%-4.75%

Total		4,724,753	610,465	4,114,288

	As at 31 December 2017
	Original currency	RMB equivalent	Less:Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	2,794,780	2,794,780	244,500	2,550,280	4.28%-4.66%

Loans from Huaneng Tiancheng Financial Leasing
Secured
RMB
- Variable rate	3,967,178	3,967,178	1,878,994	2,088,184	4.06%-4.51%

Total		7,427,183	2,123,494	5,303,689

Bank loans and other loans (b)
	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	5,853,730	5,853,730	1,211,700	4,642,030	4.41%-4.90%
- Variable rate	3,504,911	3,504,911	528,586	2,976,325	4.28%-4.90%
S$
- Variable rate	20,359	101,920	-	101,920	3.25%
Unsecured
RMB
- Fixed rate	11,133,929	11,133,929	4,184,303	6,949,626	2.00%-5.39%
- Variable rate	101,626,230	101,626,230	12,589,306	89,036,924	1.80%-6.55%
US$
- Variable rate	1,548,255	10,625,985	910,948	9,715,037	1.74%-7.29%
S$
- Variable rate	2,451,466	12,272,527	530,272	11,742,255	3.46%
€
- Fixed rate	21,841	171,393	48,441	122,952	0.75%-2.15%
JPY
- Fixed rate	2,482,335	153,632	6,828	146,804	0.75%

Total		145,444,257	20,010,384	125,433,873

	As at 31 December 2017
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	7,080,379	7,080,379	1,213,150	5,867,229	4.41%-4.90%
- Variable rate	4,117,055	4,117,055	657,231	3,459,824	4.66%-4.90%
Unsecured
RMB
- Fixed rate	14,981,859	14,981,859	3,179,426	11,802,433	2.00%-5.00%
- Variable rate	76,467,082	76,467,082	10,013,829	66,453,253	1.80%-6.03%
US$
- Variable rate	347,676	2,271,785	418,163	1,853,622	1.74%/2.26%
S$
- Variable rate	2,538,619	12,396,329	419,570	11,976,759	2.73%/4.25%
€
- Fixed rate	30,463	237,680	67,207	170,473	1.30%-2.15%
JPY
- Fixed rate	2,592,661	150,064	6,388	143,676	0.75%

Total		117,702,233	15,974,964	101,727,269

Maturity of long-term loans
	Loans from Huaneng Group and its subsidiaries		Bank loans and other loans
	As at 31 December		As at 31 December
	2018	2017	2018	2017

1 year or less	610,465	2,123,494	20,010,384	15,974,964
More than 1 year but no more than 2 years	760,580	1,689,582	27,940,579	19,039,483
More than 2 years but no more than 3 years	1,104,684	1,281,082	33,477,976	18,624,576
More than 3 years but no more than 4 years	805,024	294,020	14,109,277	16,388,976
More than 4 years but no more than 5 years	97,000	728,225	11,216,306	11,927,930
More than 5 years	1,347,000	1,310,780	38,689,735	35,746,304

	4,724,753	7,427,183	145,444,257	117,702,233
Less: amount due within 1 year included under current liabilities	610,465	2,123,494	20,010,384	15,974,964

Total	4,114,288	5,303,689	125,433,873	101,727,269

Interest payment schedule of long-term loans in future years
	As at 31 December
	2018	2017

1 year or less	6,496,298	5,071,743
More than 1 year but not more than 2 years	5,258,275	4,225,736
More than 2 years but not more than 5 years	9,028,758	7,903,397
More than 5 years	5,289,799	4,864,084

Total	26,073,130	22,064,960